Equity-settled share-based transactions - Fair value valuation assumption, stock options, ACT Genomics (Details) - ACT genomics	12 Months Ended
Dec. 31, 2024 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at measurement date (in USD per share)	$ 32.6
Share price (in USD per share)	32.6
Exercise price (in USD per share)	$ 0.01
Expected option life | yr	10
Risk-free interest rate	3.85%
Expected dividend yield	0.00%
Expected probability of a liquidation event	0.00%
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	62.60%
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	62.88%